Expense Example - R3 R4 R6 Shares - JPMorgan SMID Cap Equity Fund	Class R3 1 Year	Class R3 3 Years	Class R3 5 Years	Class R3 10 Years	Class R4 1 Year	Class R4 3 Years	Class R4 5 Years	Class R4 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	116	371	645	1,428	91	292	511	1,139	65	214	375	843